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                                                      --------------------------
                                                              OMB APPROVAL
                                                      --------------------------
 THIS FILING LISTS SECURITIES HOLDINGS REPORTED       OMB Number:   3235-0006
 ON THE FORM 13F FILED ON 5/15/09 PURSUANT TO         Expires: December 31, 2009
A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH    Estimated average burden
  CONFIDENTIAL TREATMENT IS NO LONGER REQUESTED.      hours per form . . . 22.6
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended:    3/31/2009
                                                           -----------------
            Check here if Amendment[ X ]: Amendment Number:       3
                                                           -----------------

                        This Amendment (Check only one):
                        [   ]  is a restatement
                        [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:               MICHAEL R. MURPHY
                    -----------------------------------------------------------
Address:            191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                    -----------------------------------------------------------

Form 13F File Number 28-     11638
                             --------------------------------------------------

                    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    -----------------------------------------------------------
Title:              Associate
                    -----------------------------------------------------------
Phone:              312-265-9600
                    -----------------------------------------------------------


Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
-------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
-------------------------------------------------------------------------------
(City, State)
10/20/2009
-------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
--------------------
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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                           3
             ---------------

Form 13F Information Table Value Total:
                     $ 2,041 (thousands)
             ---------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name
1             28-11635                    DANIEL J. DONOGHUE
-------       -----------------------     --------------------------------------
2             28-11637                    DISCOVERY GROUP I, LLC
-------       -----------------------     --------------------------------------

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
                                                    13F Information Table
                                                          3/31/2009

     COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7              COLUMN 8
                                                                                                            Voting Authority

     NAME OF             TITLE OF               VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER
      ISSUER              CLASS      CUSIP    (X $1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE     SHARED    NONE

DELTEK INC                 COM     24784L105      396     91,402   SH         SHARED-OTHER    1, 2            91,402
ERESEARCHTECHNOLOGY INC    COM     29481V108    1,264    240,347   SH         SHARED-OTHER    1, 2           240,347
HARVARD BIOSCIENCE INC     COM     416906105      381    127,854   SH         SHARED-OTHER    1, 2           127,854

   Total                                        2,041    459,603                                             459,603